Right-of-use assets - Disclosure of right-of-use assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	$ 208,131
Balance, Ending	361,036	$ 208,131
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, Beginning	208,131	266,214
Additions	228,020
Depreciation	(75,115)	(58,083)
Balance, Ending	$ 361,036	$ 208,131